Average Annual Total Returns - TCW Short Term Bond Fund	Mar. 01, 2021
FTSE 1-Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.88%	[1]
5 Years	1.61%	[1]
10 Years	0.95%	[1]
Class I
Average Annual Return:
1 Year	1.82%
5 Years	1.77%
10 Years	1.40%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	1.43%
5 Years	1.01%
10 Years	0.73%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	1.08%
5 Years	1.02%
10 Years	0.78%

[1]

The FTSE 1-Year Treasury Index (formerly known as the Citigroup 1-Year Treasury Index) represents the return of 1-year Treasuries each month. It is determined by taking the 1-year Treasury Bill at the beginning of the month and calculating its return.